Derivatives - Fair value of assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Fair value of derivative assets	$ 15,692	$ 13,765	$ 12,263
Fair value of derivative liabilities	7,583	14,021	3,397
Designated as hedges
Derivatives
Fair value of derivative assets	702	172	2,737
Fair value of derivative liabilities	829
Designated as hedges | Coffee futures contracts | Derivative assets
Derivatives
Fair value of derivative assets		172	2,091
Designated as hedges | Coffee futures contracts | Derivative liabilities
Derivatives
Fair value of derivative liabilities	829
Designated as hedges | Coffee options | Derivative assets
Derivatives
Fair value of derivative assets	702		646
Not designated as hedges
Derivatives
Fair value of derivative assets	14,990	13,593	9,526
Fair value of derivative liabilities	6,754	14,021
Not designated as hedges | Forward sales contracts | Derivative assets
Derivatives
Fair value of derivative assets	14,990	13,593	9,526
Not designated as hedges | Forward purchase contracts | Derivative liabilities
Derivatives
Fair value of derivative liabilities	$ 6,754	$ 14,021	$ 3,397